Discontinued operation, assets classified as held for sale and disposals, Net Assets and Profit Relating to Atalla (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
	Nov. 05, 2018	Oct. 31, 2019	Apr. 30, 2017		Oct. 31, 2018	Nov. 04, 2018
Non-current assets [Abstract]
Goodwill		$ 6,671.3	$ 2,828.6		$ 6,805.0
Property, plant and equipment		140.5	40.9		144.3
Total non-current assets		12,846.7			13,720.5
Total current liabilities		(1,802.0)			(2,448.1)
Profit on disposal of business [Abstract]
Disposal proceeds		20.0	0.0		0.0
Profit on disposal		(3.7)	$ 0.0	[1]	0.0
Atalla [Member]
Non-current assets [Abstract]
Goodwill		0.0			27.9	$ 28.0
Property, plant and equipment		0.0			0.1	0.3
Total non-current assets		0.0			28.0	28.3
Deferred income		0.0			(10.3)	(12.0)
Total current liabilities		$ 0.0			$ (10.3)	(12.0)
Net assets disposed						$ 16.3
Profit on disposal of business [Abstract]
Disposal proceeds	$ 20.0
Net assets disposed	(16.3)
Profit on disposal	$ 3.7

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)